Paycheck Protection Program loan (Details) - USD ($)	Dec. 31, 2020	May 31, 2020
Paycheck Protection Program loan
Principal amount	$ 1,693,800
Accrued interest	$ 9,688
Paycheck Protection Program loan
Paycheck Protection Program loan
Principal amount		$ 1,693,800